Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions
Summary of employee benefits expense

	Short term			Post-employment	Other long term	Share-based payments
	Salary & fees	Cash bonus & non-monetary benefits	Annual leave accrual(1)	Super- annuation	Long service leave accrual(2)	Shares	Performance Rights(3)	Total
Total directors	636,495	263,367	6,287	38,500	4,782	53,333	389,429	1,392,193

(1)	Represents accounting adjustments for accrued annual leave.

(2)	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.

(3)	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.

Summary of performance rights held

The movement during the reporting period of Performance Rights over ordinary shares in Locafy Limited held, directly, indirectly or beneficially by directors, including their related parties, is as follows:

	Held at July 1, 2023	Granted as compensation (1)	Exercised	Lapsed	Forfeited	Other changes (As Previously Stated)	Other changes (As Restated)	Held at June 30, 2024 (As Previously Stated)	Held at June 30, 2024 (As Restated)	Vested during the year	Vested and exercise-able at June 30, 2024
Total Directors	121,078	17,832	-	(25,000)	-	-	(113,910)	113,910	-	-	-

(1)	In order to preserve cash and to reduce debt, the directors agreed to apply unpaid compensation entitlements as at 31 October 2023 towards acquiring performance rights. The number of Performance Rights issued was based upon a price of US$6.65 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 31 October 2023 and a AUD:USD exchange rate of $0.6350; being the 30-day average rate ended 31 October 2023 (published by the Reserve Bank of Australia). A total of 17,832 Performance Rights were issued.

Summary of shares held

The movement during the reporting period in the number of ordinary shares in Locafy Limited held, directly, indirectly or beneficially, by directors, including their related parties, is as follows:

	Held at July 1, 2023	Received on exercise of Performance Rights	Other changes (1)	Held at June 30, 2024
Total Directors	286,328	-	(22,824)	263,504

(1)	Other changes represent shares that were purchased or sold during the year, together with changes due to movements in director appointments made during the year.